Summary of Changes In Deferred Tax Asset Valuation Allowance (Detail) (Deferred Tax Asset Valuation Allowance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Asset Valuation Allowance
Valuation Allowance [Line Items]
Beginning Balance	$ 0	$ (950)	$ (2,324)
Additions	0	(651)	(358)
Reductions	0	1,601	1,732
Ending Balance	$ 0	$ 0	$ (950)